Supplementary cash flow information (Tables)	12 Months Ended
Sep. 30, 2022
Cash Flow Statement [Abstract]
Disclosure of net change in non-cash working capital	Net change in non-cash working capital items is as follows for the years ended September 30:

	2022	2021
	$	$
Accounts receivable	(47,789)	(42,336)
Work in progress	(116,260)	(12,354)
Prepaid expenses and other assets	(10,907)	(33,631)
Long-term financial assets	22,929	(10,241)
Accounts payable and accrued liabilities	108,188	60,822
Accrued compensation and employee-related liabilities	(43,429)	233,670
Deferred revenue	43,656	62,307
Income taxes	(2,626)	59,620
Provisions	(41,561)	(105,292)
Long-term liabilities	(28,074)	1,535
Derivative financial instruments	(70)	(249)
Retirement benefits obligations	5,050	1,013
	(110,893)	214,864

Disclosure of non-cash operating and investing activities	Non-cash operating and investing activities related to operations are as follows for the years ended September 30:

	2022	2021
	$	$
Operating activities
Accounts payable and accrued liabilities	7,720	18,707
Provisions	262	805
	7,982	19,512
Investing activities
Purchase of PP&E	(16,732)	(18,162)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(101,180)	(104,467)
Additions to intangible assets	(1,127)	(1,350)
	(119,039)	(123,979)

Disclosure of financing activities	Changes arising from financing activities are as follows for the years ended September 30:

	2022			2021
	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities
	$	$	$	$	$	$
Balance, beginning of year	3,401,656	17,187	776,940	3,587,095	32,234	876,370
Cash used in financing activities excluding equity
Increase of long-term debt	—	—	—	1,885,262	—	—
Repayment of long-term debt and lease liabilities	(401,654)	—	(160,583)	(1,888,777)	—	(174,808)
Repayment of debt assumed in business acquisitions	(113,036)	—	—	—	—	—
Settlement of derivative financial instruments (Note 31)	—	6,258	—	—	(6,992)	—
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	—	—	95,547	—	—	102,281
Additions through business acquisitions (Note 26)	162,640	—	23,181	—	—	5,733
Changes in foreign currency exchange rates	207,561	(169,660)	(25,153)	(172,984)	(8,055)	(30,721)
Other	9,867	—	(731)	(8,940)	—	(1,915)
Balance, end of year	3,267,034	(146,215)	709,201	3,401,656	17,187	776,940

Disclosure of interest and income taxes paid and received	Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2022	2021
	$	$
Interest paid	115,408	131,646
Interest received	28,247	15,929
Income taxes paid	435,558	382,833